UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022

13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ranjan Tandon
Title:    Managing Member
Phone:    (212) 350-5125

Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, NY                February 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: 284,208
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number          Name
---  --------------------          ----

1.   028-10574                     Libra Associates, LLC
2.   028-10573                     Libra Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2006
          COLUMN 1                 COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5          COLUMN 6     COL 7     COLUMN 8

                                                                VALUE    SHRS OR   SH/ PUT/      INVSMT      OTHR  VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN CALL      DSCRTN      MGRS       SOLE
       --------------           --------------    -----       --------   -------   --- ----      ------      ----       ----
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW            049164205        240       5,394 SH       Shared-Defined   1,2         5,394
AUGUSTA RES CORP               COM NEW            050912203        619     287,700 SH       Shared-Defined   1,2       287,700
AMERICAN BANK NOTE HOLOGRAPH   COM                24377103       5,606   2,156,000 SH       Shared-Defined   1,2     2,156,000
BEMA GOLD CORP                 COM                08135F107        972     185,000 SH       Shared-Defined   1,2       185,000
BIRCH MTN RES LTD              COM                09066X109        351     141,900 SH       Shared-Defined   1,2       141,900
BORDERS GROUP INC              COM                099709107        834      37,300 SH       Shared-Defined   1,2        37,300
CIT GROUP INC                  COM                125581108      9,486     170,100 SH       Shared-Defined   1,2       170,100
COTT CORP QUE                  COM                22163N106        143      10,000 SH       Shared-Defined   1,2        10,000
CUMBERLAND RES LTD             COM                23077R100      5,838   1,056,300 SH       Shared-Defined   1,2     1,056,300
DUN & BRADSTREET CORP DEL NE   COM                26483E100     20,417     246,615 SH       Shared-Defined   1,2       246,615
ENTREE GOLD INC                COM                29383G100      1,304     840,900 SH       Shared-Defined   1,2       840,900
GAMMON LAKE RES INC            COM                364915108     46,189   2,834,700 SH       Shared-Defined   1,2     2,834,700
GOLDCORP INC NEW               COM                380956409     25,992     914,471 SH       Shared-Defined   1,2       914,471
GREAT BASIN GOLD LTD           COM                390124105      3,539   2,114,850 SH       Shared-Defined   1,2     2,114,850
INTERNATIONAL COAL GRP INC     COM                45928H106      1,115     204,600 SH       Shared-Defined   1,2       204,600
KINROSS GOLD CORP              COM NO PAR         496902404      3,258     274,655 SH       Shared-Defined   1,2       274,655
LMS MEDICAL SYSTEMS INC        COM                502089105      1,017     900,000 SH       Shared-Defined   1,2       900,000
LUNDIN MINING CORP             COM                550372106     12,535     339,672 SH       Shared-Defined   1,2       339,672
MILLENNIUM CELL INC            COM                60038B105         84      88,980 SH       Shared-Defined   1,2        88,980
MINEFINDERS  LTD               COM                602900102     16,537   1,857,600 SH       Shared-Defined   1,2     1,857,600
MIRAMAR MINING CORP            COM                60466E100      8,622   1,892,000 SH       Shared-Defined   1,2     1,892,000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR      607409109     13,639     271,756 SH       Shared-Defined   1,2       271,756
NEVSUN RES LTD                 COM                64156L101      3,859   1,777,800 SH       Shared-Defined   1,2     1,777,800
NEW GOLD INC CDA               COM                644535106     12,727   1,797,500 SH       Shared-Defined   1,2     1,797,500
NORTHGATE MINERALS CORP        COM                666416102      3,502     999,999 SH       Shared-Defined   1,2       999,999
NORTHERN ORION RES INC         COM                665575106      9,006   2,474,930 SH       Shared-Defined   1,2     2,474,930
OIL SVC HOLDRS TR              DEPOSTRY RCPT      678002106     15,111     108,200 SH       Shared-Defined   1,2       108,200
PACIFIC RIM MNG CORP           COM NEW            694915208      3,887   3,666,000 SH       Shared-Defined   1,2     3,666,000
TASEKO MINES LTD               COM                876511106        464     179,100 SH       Shared-Defined   1,2       179,100
TEMPLETON RUS AND EAST EUR F   COM                88022F105      5,273      60,400 SH       Shared-Defined   1,2        60,400
TESCO CORP                     COM                88157K101      7,214     408,150 SH       Shared-Defined   1,2       408,150
U S GOLD CORP                  COM PAR $0.10      912023207      2,576     510,127 SH       Shared-Defined   1,2       510,127
WESTAIM CORP                   COM                956909105      3,426   2,224,153 SH       Shared-Defined   1,2     2,224,153
AGNICO EAGLE MINES LTD         *W EXP 11/07/200   008474132        292      12,500 SH       Shared-Defined   1,2        12,500
GOLDCORP INC NEW               *W EXP 06/09/201   380956177        821      57,000 SH       Shared-Defined   1,2        57,000
YAMANA GOLD INC                COM                98462Y100     37,713   2,870,208 SH       Shared-Defined   1,2     2,870,208

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